Related Parties - Schedule of Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Abstract]
Research and development, net	$ 905	$ 990	$ 982
Employees and payroll accruals	$ 122	$ 112